Loans and Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 2,134
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	216
Commercial Real Estate Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	331
Commercial Real Estate Construction [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	69
Lease Financing [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1
Foreign Loans [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1
Total Commercial [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	618
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	1,110
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	137
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	156
Other revolving credit and installment [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	113
Total Consumer [Member]
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	$ 1,516